STOCKHOLDERS’ EQUITY - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	$ 1,218,872	$ 1,227,304	$ 1,212,630
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(16,000)	(26,707)	18,563
Amounts reclassified from accumulated other comprehensive loss	(7,438)	(3,030)	6,394
Net other comprehensive income (loss) attributable to Dole plc	(23,438)	(29,737)	24,957
Equity at end of period	1,225,432	1,218,872	1,227,304
Fair Value of Derivatives
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	42,974	33,829	8,631
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	19,696	12,175	24,249
Amounts reclassified from accumulated other comprehensive loss	(7,438)	(3,030)	949
Net other comprehensive income (loss) attributable to Dole plc	12,258	9,145	25,198
Equity at end of period	55,232	42,974	33,829
Pension & Other Postretirement Benefits
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(59,822)	(59,822)	(59,822)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	0	0	0
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Net other comprehensive income (loss) attributable to Dole plc	0	0	0
Equity at end of period	(59,822)	(59,822)	(59,822)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(113,851)	(74,969)	(74,728)
Other comprehensive income (loss) attributable to Dole plc before reclassifications, net of tax	(35,696)	(38,882)	(5,686)
Amounts reclassified from accumulated other comprehensive loss	0	0	5,445
Net other comprehensive income (loss) attributable to Dole plc	(35,696)	(38,882)	(241)
Equity at end of period	(149,547)	(113,851)	(74,969)
Accumulated Other Comprehensive Loss
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Equity at beginning of period	(130,699)	(100,962)	(125,919)
Equity at end of period	$ (154,137)	$ (130,699)	$ (100,962)